Hedge accounting - Schedule of Breakdown By Maturity Of The Hedging Strategies (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	R$ 414,431	R$ 356,851
Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	240,699	236,045
Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	29,033	19,363
Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	144,699	101,443
Up to 1 year
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	236,639	178,283
Up to 1 year | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	151,954	125,198
Up to 1 year | Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	29,033	19,363
Up to 1 year | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	55,652	33,722
From 1 to 2 years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	64,479	92,728
From 1 to 2 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	40,224	68,069
From 1 to 2 years | Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
From 1 to 2 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	24,255	24,659
From 2 to 3 years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	42,885	38,521
From 2 to 3 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	17,515	28,155
From 2 to 3 years | Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
From 2 to 3 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	25,370	10,366
From 3 to 4 years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	23,501	19,028
From 3 to 4 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	11,116	8,754
From 3 to 4 years | Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
From 3 to 4 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	12,385	10,274
From 4 to 5 years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	21,715	14,967
From 4 to 5 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	13,883	4,980
From 4 to 5 years | Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
From 4 to 5 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	7,832	9,987
From five to ten years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	21,586	11,115
From five to ten years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	6,007	889
From five to ten years | Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
From five to ten years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	15,579	10,226
Over 10 years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	3,626	2,209
Over 10 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Over 10 years | Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Over 10 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	3,626	2,209
Hedge of assets transactions | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	2,609	1,966
Hedge of assets transactions | Up to 1 year | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of assets transactions | From 1 to 2 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of assets transactions | From 2 to 3 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	2,068	1,247
Hedge of assets transactions | From 3 to 4 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	719
Hedge of assets transactions | From 4 to 5 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	541	0
Hedge of assets transactions | From five to ten years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of assets transactions | Over 10 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of asset-backed securities under repurchase agreements
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	29,033	19,363
Hedge of asset-backed securities under repurchase agreements | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	14,039	63,261
Hedge of asset-backed securities under repurchase agreements | Up to 1 year | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	22,629
Hedge of asset-backed securities under repurchase agreements | From 1 to 2 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	15,489
Hedge of asset-backed securities under repurchase agreements | From 2 to 3 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	8,132	17,016
Hedge of asset-backed securities under repurchase agreements | From 3 to 4 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	5,907	5,170
Hedge of asset-backed securities under repurchase agreements | From 4 to 5 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	2,957
Hedge of asset-backed securities under repurchase agreements | From five to ten years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of asset-backed securities under repurchase agreements | Over 10 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of assets denominated in Chilean unit of account | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	83,462	39,894
Hedge of assets denominated in Chilean unit of account | Up to 1 year | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	73,095	16,801
Hedge of assets denominated in Chilean unit of account | From 1 to 2 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	10,367	23,093
Hedge of assets denominated in Chilean unit of account | From 2 to 3 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of assets denominated in Chilean unit of account | From 3 to 4 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of assets denominated in Chilean unit of account | From 4 to 5 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of assets denominated in Chilean unit of account | From five to ten years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of assets denominated in Chilean unit of account | Over 10 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of loan operations | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	20,950	10,910
Hedge of loan operations | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	34,599	37,116
Hedge of loan operations | Up to 1 year | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	11,276	7,310
Hedge of loan operations | Up to 1 year | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	13,600	8,227
Hedge of loan operations | From 1 to 2 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	2,029	1,148
Hedge of loan operations | From 1 to 2 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	7,890	12,446
Hedge of loan operations | From 2 to 3 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	804	746
Hedge of loan operations | From 2 to 3 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	5,988	6,090
Hedge of loan operations | From 3 to 4 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	1,647	1,272
Hedge of loan operations | From 3 to 4 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	4,507	4,334
Hedge of loan operations | From 4 to 5 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	5,194	434
Hedge of loan operations | From 4 to 5 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	1,411	4,092
Hedge of loan operations | From five to ten years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of loan operations | From five to ten years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	882	1,647
Hedge of loan operations | Over 10 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of loan operations | Over 10 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	321	280
Hedge of deposits and repurchase agreements | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	85,676	107,677
Hedge of deposits and repurchase agreements | Up to 1 year | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	51,197	67,617
Hedge of deposits and repurchase agreements | From 1 to 2 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	20,191	27,835
Hedge of deposits and repurchase agreements | From 2 to 3 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	3,579	9,146
Hedge of deposits and repurchase agreements | From 3 to 4 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	2,835	1,467
Hedge of deposits and repurchase agreements | From 4 to 5 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	2,032	1,174
Hedge of deposits and repurchase agreements | From five to ten years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	5,842	438
Hedge of deposits and repurchase agreements | Over 10 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of funding | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	32,753	10,900
Hedge of funding | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	39,075	25,287
Hedge of funding | Up to 1 year | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	15,176	9,404
Hedge of funding | Up to 1 year | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	21,647	12,942
Hedge of funding | From 1 to 2 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	7,637	504
Hedge of funding | From 1 to 2 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	8,296	3,574
Hedge of funding | From 2 to 3 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	2,932	0
Hedge of funding | From 2 to 3 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	3,650	535
Hedge of funding | From 3 to 4 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	727	126
Hedge of funding | From 3 to 4 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	3,014	1,556
Hedge of funding | From 4 to 5 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	6,116	415
Hedge of funding | From 4 to 5 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	1,787	2,930
Hedge of funding | From five to ten years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	165	451
Hedge of funding | From five to ten years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	341	3,328
Hedge of funding | Over 10 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of funding | Over 10 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	340	422
Hedge of highly probable forecast transactions | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	1,210	1,437
Hedge of highly probable forecast transactions | Up to 1 year | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	1,210	1,437
Hedge of highly probable forecast transactions | From 1 to 2 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of highly probable forecast transactions | From 2 to 3 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of highly probable forecast transactions | From 3 to 4 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of highly probable forecast transactions | From 4 to 5 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of highly probable forecast transactions | From five to ten years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of highly probable forecast transactions | Over 10 years | Cash flow hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedges of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	29,033	19,363
Hedges of net investment in foreign operations | Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	29,033	19,363
Hedges of net investment in foreign operations | Up to 1 year | Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	29,033	19,363
Hedges of net investment in foreign operations | From 1 to 2 years | Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedges of net investment in foreign operations | From 2 to 3 years | Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedges of net investment in foreign operations | From 3 to 4 years | Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedges of net investment in foreign operations | From 4 to 5 years | Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedges of net investment in foreign operations | From five to ten years | Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedges of net investment in foreign operations | Over 10 years | Hedge of net investment in foreign operations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of securities at amortized cost | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	55,573	2,186
Hedge of securities at amortized cost | Up to 1 year | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	8,937	1,091
Hedge of securities at amortized cost | From 1 to 2 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	7,939	1,095
Hedge of securities at amortized cost | From 2 to 3 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	14,342	0
Hedge of securities at amortized cost | From 3 to 4 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	4,766	0
Hedge of securities at amortized cost | From 4 to 5 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	3,906	0
Hedge of securities at amortized cost | From five to ten years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	13,668	0
Hedge of securities at amortized cost | Over 10 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	2,015	0
Hedge of securities at fair value through other comprehensive income | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	15,422	36,557
Hedge of securities at fair value through other comprehensive income | Up to 1 year | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	11,438	11,165
Hedge of securities at fair value through other comprehensive income | From 1 to 2 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	130	7,544
Hedge of securities at fair value through other comprehensive income | From 2 to 3 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	1,390	3,741
Hedge of securities at fair value through other comprehensive income | From 3 to 4 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	98	4,384
Hedge of securities at fair value through other comprehensive income | From 4 to 5 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	728	2,965
Hedge of securities at fair value through other comprehensive income | From five to ten years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	688	5,251
Hedge of securities at fair value through other comprehensive income | Over 10 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	950	1,507
Hedge of firm commitments | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	30	297
Hedge of firm commitments | Up to 1 year | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	30	297
Hedge of firm commitments | From 1 to 2 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of firm commitments | From 2 to 3 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of firm commitments | From 3 to 4 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of firm commitments | From 4 to 5 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of firm commitments | From five to ten years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	0	0
Hedge of firm commitments | Over 10 years | Fair value hedge
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional amount	R$ 0	R$ 0